Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Loss before tax	£ (42,768)	£ (19,029)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	891	324
Depreciation of property, plant and equipment	1,073	594
Amortisation of intangible assets	1,171	1,133
Loss recognised from joint venture	459	293
Finance income	(3,563)	(73)
Finance expenses	262	55
R&D expenditure tax credits	(1,973)	(998)
Share-based payment charge	6,958	3,560
Foreign exchange loss/(gain)	1,538	(7,784)	[1]
Changes in working capital:
Increase in trade receivables	(161)	(82,898)
Increase in other receivables and contract assets	(2,724)	(1,292)
(Decrease)/increase in contract liabilities and other advances	(7,553)	77,077
(Decrease)/increase in trade payables	(10,563)	7,507
Increase in other payables	2,110	2,666
Decrease/(increase) in inventories	50	(24)
Interest received	3,137	73
Interest paid	(4)	(1)
R&D expenditure tax credits received	1,257	0
Income taxes received	7,015	3,172
Net cash flows used in operating activities	(43,388)	(15,645)	[1]
Cash flows from investing activities
Purchase of property, plant and equipment	(12,766)	(4,312)
Purchase of intangible assets	(7)	(2)
Additional investment in joint venture	(623)	0
Cash invested in short term bank deposits	(150,000)	0
Net cash flows used in investing activities	(163,396)	(4,314)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	7	0
Cash paid on net settlement of share based payments	0	(2,283)
Payments of obligations under lease liabilities	(737)	(388)
Net cash flows used in financing activities	(730)	(2,671)
Net decrease in cash and cash equivalents	(207,514)	(22,630)	[1]
Exchange (loss)/gain on cash and cash equivalents	(1,655)	7,759	[1]
Cash and cash equivalents at the beginning of the year	404,577	562,173
Cash and cash equivalents at the end of the period	195,408	547,302
Supplemental disclosure of total cashflow information
Decrease in cash and cash equivalents	(207,514)	(22,630)	[1]
Increase in short term bank deposits	150,723	0
Exchange (loss)/gain on cash and cash equivalents	(1,655)	7,759	[1]
Net decrease in cash, cash equivalents and short term bank deposits including foreign exchange (losses)/gains on cash and cash equivalents	(58,446)	(14,871)
Supplemental disclosure of operating inflow information
Cash flow from collaborations	373	4,862
Amounts invoiced during the period	(543)	(85,773)
Foreign exchange losses/(gains) on trade receivables	9	(1,987)
Increase in trade receivables	(161)	(82,898)
Supplemental non-cash investing Information
Change in capital expenditures recorded within trade payables	(5,100)	2,172
Change in capital expenditures recorded within other payables	£ 447	£ 326

[1]	See Note 2 for details of the restatement.